LICENSE AGREEMENTS (Details Textual) (USD $)	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2009 Collaboration Agreement [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member]	Dec. 31, 2012 University Of Michigan Agreement [Member]	Dec. 31, 2011 University Of Michigan Agreement [Member]	Dec. 31, 2003 University Of Michigan Agreement [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] New Drug Application [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Maximum [Member]	Sep. 30, 2003 University Of Michigan Agreement [Member] Minimum [Member]
Agreement Expiration Period	15 years	2016
Payment Of Licence Fee						$ 10,000
Payment Of Milestone Expenses						50,000
Milestone Payment Method Description					if sales in the first 12 months are less than the amount of the milestone, then we are required to pay 50% of all sales until the milestone is satisfied.	such milestone fees may be deferred and paid within 12 months of the first commercial sale of such products
Sale Of Milestone Products		400,000					200,000	100,000
Percentage Of Royalty Revenue		3.00%
Payment Of Sublicence Fee Description		if the sublicense fee payable to the Company is between 4% and 5% of net sales, then the royalties payable to U. Mich. Shall be equal to 50% of the sublicense fee.
Percentage Of Reduction In Royalties Owed					50.00%
Percentage Of Revenue Received In Kind		10.00%
Termination Of Agreement Description	The Company may terminate the Collaboration Agreement upon breach or default by Mundipharma. Mundipharma may terminate the Collaboration Agreement upon breach or default, filing of voluntary or involuntary bankruptcy by Novelos, the termination of certain agreements with companies associated with the originators of the licensed technology, or 30-day notice for no reason.
Reimbursement Of Patent Maintenance Fees			$ 2,900	$ 600
Percentage Of Reduction In Market Share	20.00%